CREDIT LINE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2013 Credit Line [Member]	Jul. 31, 2013 Credit Line [Member]	Dec. 31, 2013 Credit Line [Member]	Dec. 31, 2013 Credit Line [Member] Warrant [Member] Series E Preferred Stock [Member]	Dec. 31, 2013 Credit Line [Member] Warrant [Member] Common Stock [Member]
Line of Credit Facility [Line Items]
Credit facility, initiation date						Jun. 24, 2013
Credit facility, maximum borrowing amount						$ 10,000
Credit facility, expiration date						Dec. 31, 2014
Debt instrument, variable interest reference rate						Prime Rate
Debt instrument, spread on variable reference rate						2.25%
Credit facility, commitment fee percentage						0.40%
Proceeds from Credit line utilization	5,000				5,000
Repayment of line of credit	$ 5,000			$ 5,000
Number of shares called by warrants							9,766	29,298
Exercise price of warrants							20.48	6.83
Exercisable term							7 years